Segment reporting (Tables)	9 Months Ended
Sep. 30, 2026
Operating Segments [Abstract]
Segment As Adjusted EBITDA
The Chief Operating Decision Maker (“CODM”) of the Company considers there to be one reporting and operating segment, being “Frozen” which is reflected in the segment presentation below for the periods presented. The CODM primarily uses “Adjusted EBITDA”, as the key measure of the segment’s results, which is considered non-IFRS financial information.

Segment Adjusted EBITDA

		For the three months ended September 30,		For the nine months ended September 30,
		2026	2025	2026	2025
	Note	€m	€m	€m	€m
Profit for the period		66.6	57.6	144.0	147.4
Taxation		14.9	12.8	32.9	33.3
Net financing costs	6	32.5	23.2	82.4	74.2
Depreciation & amortization		26.5	29.6	76.7	79.9
Exceptional items	5	3.9	16.9	26.8	48.9
Other add-backs		(3.9)	2.6	(6.0)	8.4
Adjusted EBITDA		140.5	142.7	356.8	392.1

External Revenue by Geography

	For the three months ended September 30,		For the nine months ended September 30,
	2026	2025	2026	2025
	€m	€m	€m	€m
United Kingdom	197.3	190.2	583.3	606.4
Italy	85.6	90.5	261.6	278.7
Germany	82.4	81.0	254.4	271.3
France	48.4	51.2	140.1	153.6
Croatia	59.2	56.7	129.6	124.2
Sweden	35.5	34.0	103.8	103.4
Serbia	45.6	42.7	115.3	115.3
Austria	26.9	27.1	91.9	92.8
Norway	37.0	31.6	101.0	89.9
Spain	19.4	20.8	57.3	61.1
Switzerland	18.2	19.5	55.2	56.0
Rest of Europe	114.5	107.1	315.4	306.7
Total external revenue by geography	770.0	752.4	2,208.9	2,259.4